Financial Assets and Financial Liabilities - EUR Denominated Assets and Liabilities Represented in RUB (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	₽ 66,032	₽ 72,140
Trade and other receivables	15,340	17,612
Cash and cash equivalents	3,509	1,803	₽ 2,452	₽ 1,689
Non-current liabilities	(86,663)	(74,625)
Lease liabilities	(7,002)	(2,413)
Current liabilities	(459,439)	(476,195)
Short-term loans and borrowings	(381,317)	(412,294)
Trade and other payables	(38,391)	(34,800)
Lease liabilities	(10,353)	(5,880)
Currency risk [member] | Euro [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	171	812
Trade and other receivables	63	510
Cash and cash equivalents	108	302
Non-current liabilities	(148)	(219)
Lease liabilities	(148)	(219)
Current liabilities	(88,794)	(101,294)
Short-term loans and borrowings	(86,213)	(98,285)
Trade and other payables	(2,499)	(2,953)
Lease liabilities	₽ (82)	₽ (56)